VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—93.8%
Communication Services—17.7%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$ 1,535	$ 1,652
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,770	1,761
Audacy Capital Corp. 144A 6.500%, 5/1/27(1)(2)	650	665
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,545
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,051	3,040
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	2,040	2,047
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	2,255	2,449
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	1,260	1,365
144A 4.625%, 12/1/30(1)	645	611
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	4,372	2,886
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	1,683	1,757
DISH DBS Corp.
5.875%, 11/15/24	2,584	2,779
7.750%, 7/1/26	2,926	3,304
7.375%, 7/1/28	1,025	1,087
Frontier Communications Holdings LLC 144A 5.000%, 5/1/28(1)	2,185	2,294
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	4,583	4,503
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	2,153	2,237
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,925	3,100
Level 3 Financing, Inc. 5.375%, 5/1/25	755	771
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	2,755	2,851
144A 3.750%, 1/15/28(1)	1,090	1,084
Lumen Technologies, Inc.
6.750%, 12/1/23	1,850	2,028
144A 4.000%, 2/15/27(1)	3,125	3,193
Nexstar Media, Inc. 144A 4.750%, 11/1/28(1)	3,899	4,045
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	4,840	4,855
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	975	1,047
Sinclair Television Group, Inc.
144A 5.125%, 2/15/27(1)	2,180	2,164
144A 4.125%, 12/1/30(1)	2,315	2,263
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	2,515	2,557
Spanish Broadcasting System, Inc. 144A 9.750%, 3/1/26(1)	830	867
Sprint Communications, Inc. 9.250%, 4/15/22	280	291
Sprint Corp.
7.875%, 9/15/23	2,990	3,341
7.625%, 2/15/25	3,540	4,138
TEGNA, Inc.
4.625%, 3/15/28	3,575	3,655
	Par Value	Value
Communication Services—continued
5.000%, 9/15/29	$ 435	$ 448
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	1,630	1,728
Uniti Group LP 144A 4.750%, 4/15/28(1)	1,950	1,991
Univision Communications, Inc. 144A 9.500%, 5/1/25(1)	1,985	2,154
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	2,297	2,286
		86,839

Consumer Discretionary—16.9%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	5,141	5,189
Ambience Merger Sub, Inc. 144A 4.875%, 7/15/28(1)	319	319
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	2,469	2,483
Bath & Body Works, Inc.
6.950%, 3/1/33	963	1,136
6.750%, 7/1/36	705	874
144A 9.375%, 7/1/25(1)	1,398	1,774
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	2,165	2,252
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	1,025	1,079
Carnival Corp. 144A 9.875%, 8/1/27(1)	4,247	4,901
Century Communities, Inc. 6.750%, 6/1/27	1,165	1,244
Crocs, Inc. 144A 4.250%, 3/15/29(1)	2,345	2,413
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	55	56
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	1,177	1,221
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	660	662
Ford Motor Co. 9.000%, 4/22/25	3,085	3,710
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,349	1,376
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,525	2,645
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	1,952	2,001
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	107	107
Liberty Interactive LLC 8.250%, 2/1/30	3,570	3,972
Marriott Ownership Resorts, Inc.
4.750%, 1/15/28	4,391	4,479
144A 4.500%, 6/15/29(1)	920	931
MGM Resorts International 7.750%, 3/15/22	355	365
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	2,778	2,923
Newell Brands, Inc. 5.875%, 4/1/36	742	922
Nordstrom, Inc. 4.375%, 4/1/30(2)	1,730	1,769
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	$ 1,045	$ 1,126
144A 4.750%, 5/1/29(1)	1,128	1,151
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	878	868
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,765	1,909
QVC, Inc. 5.450%, 8/15/34	4,348	4,621
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	2,956	3,189
RHP Hotel Properties LP 4.750%, 10/15/27	1,737	1,798
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)	1,520	1,702
Shea Homes LP
144A 4.750%, 2/15/28(1)	2,039	2,098
144A 4.750%, 4/1/29(1)	1,635	1,680
Sonic Automotive, Inc. 6.125%, 3/15/27	1,983	2,061
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	442	442
Travel + Leisure Co.
144A 6.625%, 7/31/26(1)	1,236	1,407
144A 4.625%, 3/1/30(1)	1,008	1,036
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,133
Victoria’s Secret & Co. 144A 4.625%, 7/15/29(1)	1,220	1,243
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,795	1,930
Wolverine World Wide, Inc. 144A 4.000%, 8/15/29(1)	2,540	2,565
		82,762

Consumer Staples—2.3%
Coty, Inc. 144A 5.000%, 4/15/26(1)	1,522	1,555
Diamond BC BV 144A 4.625%, 10/1/29(1)	185	188
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)	680	681
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,605	1,617
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,401	2,503
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	4,881	4,881
		11,425

Energy—12.8%
Antero Midstream Partners LP 144A 7.875%, 5/15/26(1)	840	919
Antero Resources Corp.
5.000%, 3/1/25	1,085	1,111
144A 8.375%, 7/15/26(1)	777	880
144A 7.625%, 2/1/29(1)	2,010	2,247
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,636	2,725
	Par Value	Value

Energy—continued
California Resources Corp. 144A 7.125%, 2/1/26(1)	$ 1,665	$ 1,757
ChampionX Corp. 6.375%, 5/1/26	560	582
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	3,195	3,339
Comstock Resources, Inc.
144A 7.500%, 5/15/25(1)	935	972
144A 5.875%, 1/15/30(1)	262	272
CrownRock LP
144A 5.625%, 10/15/25(1)	1,058	1,083
144A 5.000%, 5/1/29(1)	1,032	1,078
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	340	362
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	1,840	1,939
EQM Midstream Partners LP
6.500%, 7/15/48	850	967
144A 6.500%, 7/1/27(1)	1,126	1,266
EQT Corp. 7.500%, 2/1/30	1,695	2,182
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,835	2,938
144A 6.000%, 2/1/31(1)	1,340	1,377
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,192	3,279
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)(2)	1,004	1,039
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	4,231	4,072
144A 6.500%, 9/30/26(1)	2,260	2,161
Occidental Petroleum Corp.
5.875%, 9/1/25	1,770	1,984
5.500%, 12/1/25	1,160	1,285
5.550%, 3/15/26	1,330	1,476
7.500%, 5/1/31	350	455
7.875%, 9/15/31	332	443
6.450%, 9/15/36	3,993	5,024
Oceaneering International, Inc. 4.650%, 11/15/24	1,229	1,254
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	915	939
PDC Energy, Inc. 5.750%, 5/15/26	1,046	1,089
Petroleos Mexicanos 6.875%, 8/4/26	1,898	2,064
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	704
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,665	1,732
144A 7.500%, 7/15/38(1)	833	945
SM Energy Co. 6.500%, 7/15/28	1,130	1,170
Talos Production, Inc. 12.000%, 1/15/26	825	883
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	635	648
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	724	723
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	220

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Western Midstream Operating LP 6.500%, 2/1/50	$ 1,070	$ 1,259
		62,844

Financials—16.8%
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	4,450	4,291
144A 5.750%, 8/15/29(1)	600	581
Ardagh Packaging Finance plc 144A 5.250%, 4/30/25(1)	1,530	1,598
Cimpress plc 144A 7.000%, 6/15/26(1)	5,130	5,350
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,315	1,376
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,478	1,614
Ford Motor Credit Co. LLC 5.584%, 3/18/24	525	564
Freedom Mortgage Corp.
144A 8.250%, 4/15/25(1)	310	316
144A 7.625%, 5/1/26(1)	3,976	4,051
144A 6.625%, 1/15/27(1)	680	661
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	1,096	1,108
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	780	789
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	930	934
Icahn Enterprises LP
4.750%, 9/15/24	3,270	3,401
5.250%, 5/15/27	2,319	2,406
ILFC E-Capital Trust I (3 month LIBOR + 1.550%) 144A 3.460%, 12/21/65(1)(3)	1,390	1,126
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	895	907
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)	1,035	1,066
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	5,738	5,408
Markel Corp. 6.000% (3)(4)	2,060	2,282
MGIC Investment Corp. 5.250%, 8/15/28	2,123	2,265
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	1,080	1,128
144A 5.625%, 1/15/30(1)	1,115	1,104
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	629	627
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	3,665	3,837
144A 5.500%, 8/15/28(1)	2,225	2,292
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	5,333	5,375
Northwest Fiber LLC 144A 4.750%, 4/30/27(1)	440	440
OneMain Finance Corp.
6.875%, 3/15/25	3,861	4,339
3.875%, 9/15/28	770	765
5.375%, 11/15/29	430	466
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	1,151	1,184
	Par Value	Value

Financials—continued
144A 4.250%, 2/15/29(1)	$ 1,803	$ 1,717
144A 5.750%, 9/15/31(1)	230	230
Petrobras Global Finance B.V. 5.500%, 6/10/51	820	763
PRA Group, Inc. 144A 5.000%, 10/1/29(1)	1,201	1,203
Radian Group, Inc. 4.500%, 10/1/24	1,078	1,149
Rocket Mortgage LLC 144A 3.875%, 3/1/31(1)	1,120	1,130
Toll Brothers Finance Corp. 4.350%, 2/15/28	1,010	1,106
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	745	745
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,520	1,531
144A 5.500%, 4/15/29(1)	4,598	4,464
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	2,325	2,375
Windstream Escrow LLC 144A 7.750%, 8/15/28(1)	1,990	2,078
		82,142

Health Care—5.2%
180 Medical, Inc. 144A 3.875%, 10/15/29(1)	320	320
CHS/Community Health Systems, Inc. 144A 8.000%, 3/15/26(1)	1,010	1,071
DaVita, Inc.
144A 4.625%, 6/1/30(1)	2,320	2,386
144A 3.750%, 2/15/31(1)	3,755	3,656
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	4,028	3,917
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	1,350	1,350
HCA, Inc. 5.875%, 5/1/23	1,300	1,398
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	1,440	1,462
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,935	2,013
Owens & Minor, Inc. 144A 4.500%, 3/31/29(1)	1,590	1,606
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,801	1,835
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	2,075	2,202
Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 1/31/25	1,160	1,269
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	684	770
		25,255

Industrials—8.3%
Advantage Sales & Marketing, Inc. 144A 6.500%, 11/15/28(1)	1,006	1,049
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,965	2,432
144A 5.500%, 4/20/26(1)	3,293	3,462

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	$ 1,225	$ 1,200
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	112	115
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	2,413	2,516
Danaos Corp. 144A 8.500%, 3/1/28(1)	775	856
Delta Air Lines, Inc. 7.375%, 1/15/26	2,269	2,673
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,110	1,160
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	2,050	2,059
Fluor Corp. 4.250%, 9/15/28	1,700	1,755
GFL Environmental, Inc. 144A 4.375%, 8/15/29(1)	1,155	1,167
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	2,238	2,284
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	720	771
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	440	451
Rolls-Royce plc 144A 5.750%, 10/15/27(1)	940	1,039
Seaspan Corp. 144A 5.500%, 8/1/29(1)	1,145	1,168
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	594	666
Terex Corp. 144A 5.000%, 5/15/29(1)	1,080	1,119
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,386	1,448
TransDigm, Inc. 5.500%, 11/15/27	825	848
TriMas Corp. 144A 4.125%, 4/15/29(1)	1,215	1,242
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	3,015	3,186
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,284	1,348
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	2,355	2,485
Wabash National Corp.
144A 5.500%, 10/1/25(1)	670	679
144A 4.500%, 10/15/28(1)	1,235	1,233
		40,411

Information Technology—5.3%
Alliance Data Systems Corp. 144A 7.000%, 1/15/26(1)	4,535	4,852
Dell International LLC 144A 7.125%, 6/15/24(1)	2,045	2,091
Elastic N.V. 144A 4.125%, 7/15/29(1)	1,123	1,129
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	1,090	1,087
NCR Corp.
144A 5.000%, 10/1/28(1)	2,009	2,053
144A 5.125%, 4/15/29(1)	4,655	4,801
	Par Value	Value

Information Technology—continued
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(2)	$ 1,020	$ 955
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	637	736
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,554
Seagate HDD Cayman 5.750%, 12/1/34	1,587	1,857
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	1,076	1,101
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,721	1,744
144A 6.500%, 7/15/28(1)	1,655	1,743
		25,703

Materials—3.0%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	693
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	2,815	3,230
HB Fuller Co. 4.250%, 10/15/28	1,105	1,124
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	285	282
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	4,585	4,769
Sealed Air Corp. 144A 5.500%, 9/15/25(1)	1,988	2,218
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	692
SunCoke Energy, Inc. 144A 4.875%, 6/30/29(1)	520	518
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	840	859
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	207	209
		14,594

Real Estate—4.0%
American Finance Trust, Inc. 144A 4.500%, 9/30/28(1)	1,100	1,100
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)(2)	3,777	3,923
144A 4.500%, 4/1/27(1)	1,440	1,426
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,828	4,822
Howard Hughes Corp. (The) 144A 4.125%, 2/1/29(1)	1,377	1,379
Realogy Group LLC 144A 9.375%, 4/1/27(1)	529	581
SBA Communications Corp. 3.875%, 2/15/27	3,911	4,053
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,160	1,211
XHR LP 144A 4.875%, 6/1/29(1)	1,098	1,128
		19,623

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utilities—1.5%
DCP Midstream Operating LP
5.375%, 7/15/25	$ 3,860	$ 4,265
144A 6.450%, 11/3/36(1)	306	380
Leeward Renewable Energy Operations LLC 144A 4.250%, 7/1/29(1)	905	920
PG&E Corp.
5.000%, 7/1/28	1,210	1,233
5.250%, 7/1/30	703	720
		7,518

Total Corporate Bonds and Notes (Identified Cost $450,412)		459,116

Leveraged Loans—3.2%
Aerospace—1.3%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	1,100	1,137
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(3)	1,000	1,063
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	3,789	4,023
		6,223

Energy—0.3%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.834%, 11/3/25(3)	815	805
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24(3)	817	814
		1,619

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 3.250%, 6/30/22(3)(5)	292	58
Gaming / Leisure—0.4%
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23(3)	1,983	1,973
Health Care—0.8%
Cano Health LLC (3 month LIBOR + 4.500%) 5.250%, 11/23/27(3)	771	771
Kindred Healthcare LLC Tranche B (1 month LIBOR + 4.500%) 4.625%, 7/2/25(3)	1,886	1,886
Parexel International Corp. (1 month LIBOR + 2.750%) 2.834%, 9/27/24(3)	972	972
		3,629

Information Technology—0.2%
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.834%, 2/5/24(3)	984	974
	Par Value	Value

Service—0.2%
Signal Parent, Inc. (1 month LIBOR + 3.500%) 4.250%, 4/3/28(3)	$ 998	$ 985
Total Leveraged Loans (Identified Cost $15,558)		15,461

	Shares
Preferred Stock—0.0%
Consumer Discretionary—0.0%
Qurate Retail, Inc., 8.000%	957	104
Total Preferred Stock (Identified Cost $98)		104

	Par Value
Convertible Bonds and Notes—0.6%
Communication Services—0.6%
DISH Network Corp. 3.375%, 8/15/26	$ 1,055	1,097
Liberty Interactive LLC 4.000%, 11/15/29	1,250	975
Twitter, Inc. 144A 0.000%, 3/15/26(1)	745	691
		2,763

Total Convertible Bonds and Notes (Identified Cost $2,677)		2,763

Total Long-Term Investments—97.6% (Identified Cost $468,745)		477,444

	Shares
Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	5,461,426	5,461
Total Short-Term Investment (Identified Cost $5,461)		5,461

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)(7)	7,510,357	7,510
Total Securities Lending Collateral (Identified Cost $7,510)		7,510

TOTAL INVESTMENTS—100.2% (Identified Cost $481,716)		$490,415
Other assets and liabilities, net—(0.2)%		(959)
NET ASSETS—100.0%		$489,456

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $344,320 or 70.3% of net assets.
(2)	All or a portion of security is on loan.
(3)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	93%
Cayman Islands	1
Mexico	1
Netherlands	1
Ireland	1
Luxembourg	1
Panama	1
Other	1
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$459,116	$—	$459,116
Leveraged Loans	15,461	—	15,461
Convertible Bonds and Notes	2,763	—	2,763
Equity Securities:
Preferred Stock	104	104	—
Securities Lending Collateral	7,510	7,510	—
Money Market Mutual Fund	5,461	5,461	—
Total Investments	$490,415	$13,075	$477,340
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.